UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

APPRECIATION FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 6.2%
Hotels, Restaurants & Leisure - 1.5%
1,200,000	Marcus Corp.	$10,200,000
700,000	McDonald’s Corp.	38,199,000

	Total Hotels, Restaurants & Leisure	48,399,000

Internet & Catalog Retail - 0.2%
100,000	Amazon.com Inc. *	7,344,000

Media - 3.7%
1,000,000	Cablevision Systems Corp., New York Group, Class A Shares	12,940,000
3,000,000	Comcast Corp., Class A Shares	40,920,000
167,340	Time Warner Cable Inc.	4,150,032
666,667	Time Warner Inc.	12,866,667
2,700,000	Walt Disney Co.	49,032,000

	Total Media	119,908,699

Specialty Retail - 0.8%
700,000	Home Depot Inc.	16,492,000
500,000	Staples Inc.	9,055,000

	Total Specialty Retail	25,547,000

	TOTAL CONSUMER DISCRETIONARY	201,198,699

CONSUMER STAPLES - 12.4%
Beverages - 0.9%
600,000	PepsiCo Inc.	30,888,000

Food & Staples Retailing - 4.0%
2,500,000	Wal-Mart Stores Inc.	130,250,000

Food Products - 3.9%
681,030	Cadbury PLC, ADR	20,635,209
700,000	General Mills Inc.	34,916,000
700,000	H.J. Heinz Co.	23,142,000
2,200,000	Kraft Foods Inc., Class A Shares	49,038,000

	Total Food Products	127,731,209

Household Products - 3.6%
1,000,000	Kimberly-Clark Corp.	46,110,000
1,500,000	Procter & Gamble Co.	70,635,000

	Total Household Products	116,745,000

	TOTAL CONSUMER STAPLES	405,614,209

ENERGY - 13.4%
Energy Equipment & Services - 1.3%
1,598,747	Nabors Industries Ltd. *	15,971,482
325,000	Schlumberger Ltd.	13,201,500
1,200,000	Weatherford International Ltd. *	13,284,000

	Total Energy Equipment & Services	42,456,982

Oil, Gas & Consumable Fuels - 12.1%
1,000,000	BP PLC, ADR	40,100,000
900,000	Devon Energy Corp.	40,221,000
8,000,000	El Paso Corp.	50,000,000
500,000	EnCana Corp.	20,305,000
1,500,000	Exxon Mobil Corp.	102,150,000
2,400,000	Newfield Exploration Co. *	54,480,000
1,900,000	Petrohawk Energy Corp. *	36,537,000
350,000	Petroleo Brasileiro SA, ADR	10,664,500
1,099,996	SandRidge Energy Inc. *	7,248,974

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 12.1% (continued)
2,399,101	Spectra Energy Corp.	$33,923,288

	Total Oil, Gas & Consumable Fuels	395,629,762

	TOTAL ENERGY	438,086,744

EXCHANGE TRADED FUND - 1.5%
550,000	SPDR Gold Trust *	49,654,000

FINANCIALS - 11.9%
Capital Markets - 0.7%
500,005	Bank of New York Mellon Corp.	14,125,141
500,000	Charles Schwab Corp.	7,750,000

	Total Capital Markets	21,875,141

Commercial Banks - 0.4%
800,000	Wells Fargo & Co.	11,392,000

Diversified Financial Services - 1.6%
1,936,530	JPMorgan Chase & Co.	51,472,968

Insurance - 6.5%
900	Berkshire Hathaway Inc., Class A Shares *	78,030,000
300,000	Chubb Corp.	12,696,000
3,000,000	Travelers Cos. Inc.	121,920,000

	Total Insurance	212,646,000

Real Estate Investment Trusts (REITs) - 2.5%
4,500,000	Annaly Capital Management Inc.	62,415,000
6,000,000	Chimera Investment Corp.	20,160,000

	Total Real Estate Investment Trusts (REITs)	82,575,000

Real Estate Management & Development - 0.1%
1,266,960	Forest City Enterprises Inc., Class A Shares	4,561,056

Thrifts & Mortgage Finance - 0.1%
2,500,000	Radian Group Inc.	4,550,000

	TOTAL FINANCIALS	389,072,165

HEALTH CARE - 9.2%
Biotechnology - 0.5%
300,000	Amgen Inc. *	14,856,000

Health Care Providers & Services - 0.6%
1,021,890	UnitedHealth Group Inc.	21,388,158

Life Sciences Tools & Services - 0.6%
900,000	Pharmaceutical Product Development Inc.	21,348,000

Pharmaceuticals - 7.5%
1,200,000	Abbott Laboratories	57,240,000
600,000	Bristol-Myers Squibb Co.	13,152,000
2,200,000	Johnson & Johnson	115,720,000
800,000	Novartis AG, ADR	30,264,000
2,000,000	Pfizer Inc.	27,240,000

	Total Pharmaceuticals	243,616,000

	TOTAL HEALTH CARE	301,208,158

INDUSTRIALS - 14.6%
Aerospace & Defense - 2.1%
825,000	Honeywell International Inc.	22,984,500
1,200,000	Raytheon Co.	46,728,000

	Total Aerospace & Defense	69,712,500

Air Freight & Logistics - 1.8%
1,200,000	United Parcel Service Inc., Class B Shares	59,064,000

Commercial Services & Supplies - 3.1%
1,100,000	Covanta Holding Corp. *	14,399,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 3.1% (continued)
600,000	Pitney Bowes Inc.	$14,010,000
2,800,000	Waste Management Inc.	71,680,000

	Total Commercial Services & Supplies	100,089,000

Construction & Engineering - 0.7%
1,091,010	Quanta Services Inc. *	23,402,164

Industrial Conglomerates - 6.4%
800,000	3M Co.	39,776,000
4,000,000	General Electric Co.	40,440,000
1,200,000	McDermott International Inc. *	16,068,000
1,500,000	Tyco International Ltd.	29,340,000
1,900,000	United Technologies Corp.	81,662,000

	Total Industrial Conglomerates	207,286,000

Machinery - 0.5%
600,000	Dover Corp.	15,828,000

	TOTAL INDUSTRIALS	475,381,664

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.2%
4,200,000	Cisco Systems Inc. *	70,434,000
350,000	Juniper Networks Inc. *	5,271,000
695,940	QUALCOMM Inc.	27,079,025

	Total Communications Equipment	102,784,025

Computers & Peripherals - 3.8%
200,000	Apple Inc. *	21,024,000
3,000,005	EMC Corp. *	34,200,057
500,000	Hewlett-Packard Co.	16,030,000
555,350	International Business Machines Corp.	53,807,862

	Total Computers & Peripherals	125,061,919

Internet Software & Services - 3.2%
166,850	Google Inc., Class A Shares *	58,073,811
1,832,940	VeriSign Inc. *	34,587,578
1,000,000	Yahoo! Inc. *	12,810,000

	Total Internet Software & Services	105,471,389

IT Services - 1.5%
1,391,100	Automatic Data Processing Inc.	48,911,076

Semiconductors & Semiconductor Equipment - 1.8%
2,000,000	Intel Corp.	30,100,000
4,000,000	LSI Corp. *	12,160,000
246,370	Microchip Technology Inc.	5,220,580
1,200,000	NVIDIA Corp. *	11,832,000

	Total Semiconductors & Semiconductor Equipment	59,312,580

Software - 3.7%
2,000,000	Cadence Design Systems Inc. *	8,400,000
582,010	Citrix Systems Inc. *	13,176,706
3,000,000	Microsoft Corp.	55,110,000
2,500,000	Oracle Corp. *	45,175,000

	Total Software	121,861,706

	TOTAL INFORMATION TECHNOLOGY	563,402,695

MATERIALS - 6.3%
Chemicals - 4.6%
198,590	Air Products & Chemicals Inc.	11,170,688
1,740,430	Celanese Corp., Series A Shares	23,269,549
1,305,600	E.I. du Pont de Nemours & Co.	29,154,048
500,000	Ecolab Inc.	17,365,000
400,000	Monsanto Co.	33,240,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Chemicals - 4.6% (continued)
950,000	PPG Industries Inc.	$35,055,000

	Total Chemicals	149,254,285

Metals & Mining - 1.3%
800,000	Alcoa Inc.	5,872,000
250,000	BHP Billiton Ltd., ADR	11,150,000
400,000	Freeport-McMoRan Copper & Gold Inc., Class B Shares	15,244,000
250,000	Nucor Corp.	9,542,500

	Total Metals & Mining	41,808,500

Paper & Forest Products - 0.4%
500,000	Weyerhaeuser Co.	13,785,000

	TOTAL MATERIALS	204,847,785

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.6%
3,500,000	AT&T Inc.	88,200,000
1,000,000	Verizon Communications Inc.	30,200,000

	Total Diversified Telecommunication Services	118,400,000

Wireless Telecommunication Services - 0.4%
357,150	American Tower Corp., Class A Shares *	10,868,075

	TOTAL TELECOMMUNICATION SERVICES	129,268,075

UTILITIES - 1.1%
Electric Utilities - 0.3%
700,000	Duke Energy Corp.	10,024,000

Independent Power Producers & Energy Traders - 0.8%
1,550,002	NRG Energy Inc. *	27,280,035

	TOTAL UTILITIES	37,304,035

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $3,673,744,754)	3,195,038,229

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.5%
Repurchase Agreement - 2.5%
$80,950,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity - $80,950,450; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value - $82,569,233) (Cost - $80,950,000)	80,950,000

	TOTAL INVESTMENTS - 100.3% (Cost - $3,754,694,754#)	3,275,988,229
	Liabilities in Excess of Other Assets - (0.3)%	(10,127,796)

	TOTAL NET ASSETS - 100.0%	$3,265,860,433

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$3,275,988,229	$3,195,038,229	$80,950,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$354,685,243
Gross unrealized depreciation	(833,391,768)

Net unrealized depreciation	$(478,706,525)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Fund did not hold any derivative instruments.

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: May 28, 2009